Right-of-Use Assets - Schedule of Right-of-Use Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2021 MYR (RM)
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	RM 1,866,826
Additions			RM 914,635
Right of use asset at, ending	1,866,826		1,866,826
Carrying amount:
Ending balance (in Dollars)	1,866,826		1,866,826	RM 952,191
Cost [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	1,591,284
Additions			639,093
Right of use asset at, ending	1,591,284		1,591,284
Carrying amount:
Ending balance (in Dollars)	1,591,284		1,591,284	952,191
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	275,542
Additions			275,542
Right of use asset at, ending	275,542		275,542
Carrying amount:
Ending balance (in Dollars)	275,542		275,542
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	662,885		238,048
Right of use asset at, ending	1,327,383		662,885
Accumulated depreciation
Charges	664,498		424,837
Carrying amount:
Ending balance (in Dollars)	1,327,383		662,885
Accumulated depreciation [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	635,331		238,048
Right of use asset at, ending	1,272,275		635,331
Accumulated depreciation
Charges	636,944		397,283
Carrying amount:
Ending balance (in Dollars)	1,272,275		635,331
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	27,554
Right of use asset at, ending	55,108		27,554
Accumulated depreciation
Charges	27,554		27,554
Carrying amount:
Ending balance (in Dollars)	55,108		27,554
Carrying amount [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning			1,203,941
Right of use asset at, ending	539,443	$ 120,670
Carrying amount:
Ending balance (in Dollars)	539,443
Carrying amount [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning			955,953
Right of use asset at, ending	319,009	71,360
Carrying amount:
Ending balance (in Dollars)	319,009
Carrying amount [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning			RM 247,988
Right of use asset at, ending	220,434	$ 49,310
Carrying amount:
Ending balance (in Dollars)	RM 220,434